Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	$ 463,665	$ 442,855
Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,318	3,064
Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	208,442	220,020
Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	229,551	191,334
Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	439,311	416,418
Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	13,834	12,056
Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	5,330	7,372
Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	5,190	7,009
Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Commercial & Industrial [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	81,767	78,112
Commercial & Industrial [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,108	909
Commercial & Industrial [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	23,028	24,375
Commercial & Industrial [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	54,871	48,004
Commercial & Industrial [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	79,007	73,288
Commercial & Industrial [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	88	610
Commercial & Industrial [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,429	2,037
Commercial & Industrial [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,243	2,177
Commercial & Industrial [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Commercial RE & Construction [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	201,392	187,829
Commercial RE & Construction [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	101	188
Commercial RE & Construction [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	55,175	62,506
Commercial RE & Construction [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	129,846	110,633
Commercial RE & Construction [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	185,122	173,327
Commercial RE & Construction [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	12,370	9,703
Commercial RE & Construction [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	3,024	3,358
Commercial RE & Construction [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	876	1,441
Commercial RE & Construction [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Agricultural & Farmland [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	42,276	38,361
Agricultural & Farmland [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	109	152
Agricultural & Farmland [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	7,938	13,203
Agricultural & Farmland [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	34,195	24,950
Agricultural & Farmland [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	42,242	38,305
Agricultural & Farmland [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross		5
Agricultural & Farmland [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	34	51
Agricultural & Farmland [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Agricultural & Farmland [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Residential Real Estate [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	87,859	87,656
Residential Real Estate [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross		1,548
Residential Real Estate [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	77,221	78,122
Residential Real Estate [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	6,285	1,576
Residential Real Estate [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	83,506	81,246
Residential Real Estate [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,186	1,666
Residential Real Estate [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	699	1,834
Residential Real Estate [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	2,468	2,910
Residential Real Estate [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Home Equity & Consumer [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	50,223	50,681
Home Equity & Consumer [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross		127
Home Equity & Consumer [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	45,063	43,814
Home Equity & Consumer [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	4,223	6,095
Home Equity & Consumer [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	49,286	50,036
Home Equity & Consumer [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	190	72
Home Equity & Consumer [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	144	92
Home Equity & Consumer [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	603	481
Home Equity & Consumer [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Other [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	148	216
Other [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross		140
Other [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	17
Other [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	131	76
Other [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	148	216
Other [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Other [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Other [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Other [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross